PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT [Text Block]

10. PROPERTY AND EQUIPMENT

During the years ended December 31, 2022 depreciation of $128 (2021 - $61) has been included in royalty generation costs.

	Field	Office	Building	Land	Total

Cost
As at January 1, 2021	$370	$53	$664	$329	$1,416
Additions	162	-	-	-	162
Currency translation adjustment	1	1	-	1	3
As at December 31, 2021	533	54	664	330	1,581
Additions	699	-	-	-	699
Disposals and derecognition	(66)	(54)	-	-	(120)
Currency translation adjustment	(11)	-	-	(21)	(32)
As at December 31, 2022	$1,155	$-	$664	$309	$2,128

Accumulated depreciation
As at January 1, 2021	$187	$53	$590	$-	$830
Additions	61	-	20	-	81
Currency translation adjustment	2	1	(2)	-	1
As at December 31, 2021	250	54	608	-	912
Additions	128	-	19	-	147
Disposals and derecognition	(66)	(54)	-	-	(120)
Currency translation adjustment	1	-	-	-	1
As at December 31, 2022	$313	$-	$627	$-	$940

Net book value
As at December 31, 2021	$283	$-	$56	$330	$669
As at December 31, 2022	$842	$-	$37	$309	$1,188